Long-Term Debt (Details) - Schedule of Maturities and Weighted Average Interest Rates - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Maturities and Weighted Average Interest Rates [Line Items]
Convertible loan (a), Final maturity	2028 years
Convertible loan (a), Weighted average effective interest rate	33.65%
Convertible loan (a), Balance	$ 11,258,950
Credit facility (b), Final maturity	2026 years
Credit facility (b), Weighted average effective interest rate	17.58%
Credit facility (b), Balance	$ 28,747,705	30,000,000
Term loan (c), Final maturity	2030 years
Term loan (c), Weighted average effective interest rate	33.65%
Term loan (c), Balance	$ 7,718,928	10,034,513
Other loan (e), Final maturity	2023 years
Other loan (e), Weighted average effective interest rate
Other loan (e), Balance		1,582,780
Long-term debt, Weighted average effective interest rate	23.96%
Long-term debt, Balance	$ 47,725,583	41,617,293
Current portion of long-term debt, Balance		30,342,675
Long-term debt, Balance	$ 47,725,583	$ 11,274,618